Property, Plant and Equipment Disclosure: Property, Plant and Equipment (Details) - USD ($)	Feb. 28, 2017	Aug. 31, 2016
Details
Property, Plant and Equipment, Gross	$ 282,427	$ 282,427
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(236,148)	(214,304)
Property, Plant, and Equipment, Owned, Net	$ 46,279	$ 68,123